United States
                       Securities and Exchange Commission
                     Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institututional Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


                        Date of Reporting Period: 5/31/06







Item 1.     Schedule of Investments




FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  CORPORATE BONDS-32.0%
                  BASIC INDUSTRY - CHEMICALS--0.3%
  $   100,000     Praxair, Inc., 6.375%, 4/1/2012                                                                            102,636
                  BASIC INDUSTRY - METALS & MINING--0.9%
      100,000     Alcan, Inc., 5.00%, 6/1/2015                                                                                93,286
       50,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                                  48,908
      102,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                      95,198
      100,000     Noranda, Inc., 6.00%, 10/15/2015                                                                            95,514
                     TOTAL                                                                                                   332,906
                  BASIC INDUSTRY - PAPER--0.3%
       50,000     International Paper Co., Note, 6.50%, 11/15/2007                                                            50,557
       50,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                                  55,927
                     TOTAL                                                                                                   106,484
                  CAPITAL GOODS - AEROSPACE & DEFENSE--1.7%
      100,000   1 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                                95,633
      100,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                         96,776
      250,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                         240,823
      100,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                                97,569
      100,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                            93,705
                     TOTAL                                                                                                   624,506
                  CAPITAL  GOODS - BUILDING MATERIALS--0.5%
      100,000     CRH America, Inc., 5.30%, 10/15/2013                                                                        95,603
      100,000     Masco Corp., Note, 5.875%, 7/15/2012                                                                        99,175
                     TOTAL                                                                                                   194,778
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.9%
      100,000     Emerson Electric Co., Unsecd. Note, 5.75%, 11/1/2011                                                       100,725
       20,000   1 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                    20,443
      105,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                                110,368
      100,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                            102,556
                     TOTAL                                                                                                   334,092
                  CAPITAL GOODS - ENVIRONMENTAL--0.3%
      100,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                   106,074
                  COMMUNICATIONS - MEDIA & CABLE--0.6%
      100,000     Comcast Corp., 7.125%, 6/15/2013                                                                           105,098
      100,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                                   95,636
                     TOTAL                                                                                                   200,734
                  COMMUNICATIONS - MEDIA NONCABLE--0.9%
      100,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                       107,002
       50,000     Clear Channel Communications, Inc., 3.125%, 2/1/2007                                                        49,136
       50,000     Clear Channel Communications, Inc., 6.00%, 11/1/2006                                                        50,045
      100,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                     116,460
                     TOTAL                                                                                                   322,643
                  COMMUNICATIONS - TELECOM WIRELESS--0.9%
      100,000     AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011                                                   108,632
      100,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                          94,180
      100,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                              111,627
                     TOTAL                                                                                                   314,439
                  COMMUNICATIONS - TELECOM WIRELINES--1.1%
      100,000     Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                                                 94,712
       40,000     Embarq Corp., 6.738%, 6/1/2013                                                                              40,105
      100,000   1 KT Corp., Note, 5.875%, 6/24/2014                                                                           98,223
      100,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                                96,940
       50,000     Verizon Global Funding, Note, 7.25%, 12/1/2010                                                              52,703
                     TOTAL                                                                                                   382,683
                  CONSUMER CYCLICAL - AUTOMOTIVE--1.0%
      160,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                       153,760
      100,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                          97,710
      110,000   1 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                         108,688
                     TOTAL                                                                                                   360,158
                  CONSUMER CYCLICAL - ENTERTAINMENT--0.3%
      100,000     AOL Time Warner, Inc., 6.15%, 5/1/2007                                                                     100,533
                  CONSUMER CYCLICAL - RETAILERS--0.7%
       50,000     Home Depot, Inc., 5.40%, 3/1/2016                                                                           48,242
      100,000     Target Corp., 5.875%, 3/1/2012                                                                             101,510
      100,000     Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011                                                      94,291
                     TOTAL                                                                                                   244,043
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.2%
       60,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                                   58,359
                  CONSUMER NON-CYCLICAL HEALTH CARE--1.1%
      100,000     Anthem, Inc., 6.80%, 8/1/2012                                                                              104,738
      100,000     Medtronic, Inc., Note, (Series B), 4.375%, 9/15/2010                                                        95,468
      110,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                             105,826
      100,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                    92,241
                     TOTAL                                                                                                   398,273
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.8%
      100,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                                     95,999
      100,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                                105,868
      100,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                        97,442
                     TOTAL                                                                                                   299,309
                  CONSUMER NON-CYCLICAL TOBACCO--0.3%
      100,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                      100,126
                  ENERGY - INDEPENDENT--0.6%
      100,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                           93,345
       20,000   1 Pemex Project Funding Master, 5.75%, 12/15/2015                                                             18,525
      100,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                        110,350
                     TOTAL                                                                                                   222,220
                  ENERGY - INTEGRATED--0.5%
      100,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                                      99,648
       70,000   1 Qatar Petroleum, 5.579%, 5/30/2011                                                                          69,779
                     TOTAL                                                                                                   169,427
                  ENERGY - REFINING--0.3%
      100,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                                  92,111
                  FINANCIAL INSTITUTION - BANKING--6.7%
      100,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                            98,070
       50,000     Chase Manhattan Corp., Note, 6.375%, 2/15/2008                                                              50,720
      100,000     Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010                                                            95,487
    1,000,000     Credit Suisse First Boston USA, Inc., Note, 4.625%, 1/15/2008                                              988,812
       50,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                        48,382
      250,000     Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007                                                    250,537
      100,000     J.P. Morgan Chase & Co., 5.75%, 1/2/2013                                                                    99,884
      100,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                               96,112
      100,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                             98,077
       50,000     Popular North America, Inc., 5.65%, 4/15/2009                                                               49,799
      100,000   1 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                          96,074
      100,000     Wachovia Corp., 4.375%, 6/1/2010                                                                            95,955
       50,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                        52,624
      100,000     Washington Mutual, Inc., Unsecd. Note, 4.20%, 1/15/2010                                                     95,406
      100,000     Wells Fargo & Co., 4.20%, 1/15/2010                                                                         95,695
      100,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                                 96,029
                     TOTAL                                                                                                 2,407,663
                  FINANCIAL INSTITUTION - BROKERAGE--2.8%
      100,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                       96,538
       50,000     Amvescap PLC, Sr. Note, 5.90%, 1/15/2007                                                                    50,087
      100,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                    94,245
      100,000   1 FMR Corp., 4.75%, 3/1/2013                                                                                  93,994
      100,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                                104,108
      100,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                            99,487
      250,000     Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                                                    253,264
      100,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                      94,924
      100,000     Nuveen Investments, 5.00%, 9/15/2010                                                                        96,413
                     TOTAL                                                                                                   983,060
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.8%
      100,000   1 American International Group, Inc., 4.70%, 10/1/2010                                                        95,950
      100,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                        102,875
      250,000     General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013                                         247,530
      250,000     General Electric Capital Corp., Sr. Note, (Series 1), 2.875%, 9/15/2006                                    248,238
       50,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                         48,535
       50,000     MBNA America Bank, N.A., Sr. Note, (Series BKNT), 6.50%, 6/20/2006                                          50,022
      110,000     Residential Capital Corp., 6.00%, 2/22/2011                                                                106,767
      100,000     SLM Corp., Note, 4.00%, 1/15/2010                                                                           94,799
                     TOTAL                                                                                                   994,716
                  FINANCIAL INSTITUTION - INSURANCE - P&C--0.6%
       30,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                     29,706
      100,000   1 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                                  95,242
      100,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                       96,039
                     TOTAL                                                                                                   220,987
                  FINANCIAL INSTITUTION - REITS--0.8%
      140,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                   136,556
       50,000   1 Prologis, Note, 5.25%, 11/15/2010                                                                           48,913
       40,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                         39,078
       50,000     Simon Property Group, Inc., Note, 4.875%, 8/15/2010                                                         48,549
                     TOTAL                                                                                                   273,096
                  FOREIGN-LOCAL-GOVERNMENT--0.3%
      100,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                   102,333
                  SOVEREIGN--0.3%
      100,000     United Mexican States, 6.625%, 3/3/2015                                                                    101,280
                  TECHNOLOGY--0.6%
      100,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                                 98,548
       50,000     Deluxe Corp., 5.125%, 10/1/2014                                                                             40,732
       50,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                                  49,494
       20,000   1 Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011                                                            19,414
                     TOTAL                                                                                                   208,188
                  TRANSPORTATION - AIRLINES--0.3%
      100,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                    102,571
                  TRANSPORTATION - RAILROADS--0.8%
      100,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                       93,545
      105,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                             109,816
      100,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                      93,481
                     TOTAL                                                                                                   296,842
                  UTILITY - ELECTRIC--1.5%
       50,000     American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010                                  49,444
      100,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                              93,058
      100,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                             102,121
      100,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                                104,729
      100,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                                       102,259
      100,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                        97,007
                     TOTAL                                                                                                   548,618
                  UTILITY - NATURAL GAS DISTRIBUTOR--0.3%
      100,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                       94,516
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $11,655,692)                                                  11,400,404
                  CORPORATE NOTES--0.3%
                  COMMUNICATIONS - TELECOM WIRELINES--0.3%
      100,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $97,843)                                   96,241
                  MORTGAGE-BACKED SECURITIES--1.8%
      678,499     Federal National Mortgage Association, Pool 697742, 6/1/2033                                               639,655
          491     Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017                                        527
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $678,596)                                             640,182
                  GOVERNMENT AGENCIES-16.7%
    1,500,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 10/18/2010                                                1,467,679
      700,000     Federal National Mortgage Association, Note, 5.00%, 3/23/2012                                              676,790
    1,000,000     Federal National Mortgage Association, Note, 5.00%, 9/14/2012                                              961,624
      600,000     Federal National Mortgage Association, Note, 5.00%, 3/11/2013                                              574,419
      500,000     Federal National Mortgage Association, Note, 5.55%, 9/10/2015                                              481,514
      800,000     Federal National Mortgage Association, Note, (Series MTN), 6.80%, 8/27/2012                                809,186
    1,000,000     Tennessee Valley Authority, Bond, (Series B), 6.235%, 7/15/2045                                            984,296
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,125,100)                                                5,955,508
                  COLLATERALIZED MORTGAGE OBLIGATIONS--6.5%
      247,910     Federal Home Loan Mortgage Corp. REMIC 2844 MW, 5.50%, 12/15/2019                                          238,127
      523,943     Federal Home Loan Mortgage Corp. REMIC 2783 YC, 5.00%, 4/15/2024                                           482,130
      829,767     Federal Home Loan Mortgage Corp. REMIC 3037 QW, 5.00%, 5/15/2033                                           791,950
      609,278     Federal Home Loan Mortgage Corp. REMIC 2609 WK, 5.25%, 5/15/2033                                           565,959
      252,912     Wells Fargo Mortgage Backed Securities Trust 2004-W, Class A4, 4.581232%, 10/1/2034                        251,579
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,467,117)                                2,329,745
                  U.S. TREASURY--25.7%
      235,392     U.S. Treasury Inflation Protected Note, (Series A-2015), 1.625%, 1/15/2015                                 220,686
    1,750,000     United States Treasury Note, 2.625%, 3/15/2009                                                           1,641,652
    3,150,000     United States Treasury Note, 3.00%, 2/15/2008                                                            3,045,140
    3,000,000     United States Treasury Note, 3.50%, 2/15/2010                                                            2,845,339
      475,000     United States Treasury Note, 4.00%, 2/15/2015                                                              437,545
      300,000     United States Treasury Note, 4.25%, 8/15/2014                                                              282,577
      350,000     United States Treasury Note, 4.375%, 12/15/2010                                                            340,545
      100,000     United States Treasury Note, 4.875%, 2/15/2012                                                              99,140
      250,000     United States Treasury Note, 7.00%, 7/15/2006                                                              250,580
                     TOTAL U.S. TREASURY (IDENTIFIED COST $9,288,502)                                                      9,163,204
                  REPURCHASE AGREEMENT--16.3%
    5,804,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which UBS            5,804,000
                  Securities LLC, will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)
                     TOTAL INVESTMENTS-99.3%                                                                            $ 35,389,284
                      (IDENTIFIED COST $36,116,850 )2
                     OTHER ASSETS AND LIABILITIES-NET-0.7%                                                                   260,655
                     TOTAL NET ASSETS---100%                                                                            $ 35,649,939

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $860,878 which represents 2.4% of total net assets.

2 At May 31, 2006, the cost of investments for federal tax purposes was $36,116,850. The net unrealized depreciation of investments on a federal tax basis amounts to $727,566. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,283, and net unrealized depreciation from investments for those securities having an excess of cost over value of $732,849.


Note:        The categories of investments are shown as a percentage of total net assets at May 31, 2006.


INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 MTN   --Medium Term Note
 REITs --Real Estate Investment Trust
 REMIC --Real Estate Mortgage Investment Conduit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006